Calvert
Global Small-Cap Equity Fund
December 31, 2024
Schedule of Investments (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Australia — 2.3%
BlueScope Steel Ltd.	3,466	$ 40,078
CAR Group Ltd.	8,435	187,712
Data#3 Ltd.	31,298	123,635
IGO Ltd.	9,595	28,209
Steadfast Group Ltd.	37,782	135,449
		$ 515,083
Belgium — 0.5%
KBC Ancora	2,127	$ 111,251
		$111,251
Canada — 2.8%
Agnico Eagle Mines Ltd.	971	$75,967
Allied Properties Real Estate Investment Trust	9,316	111,148
ATS Corp.(1)(2)	4,721	143,983
Descartes Systems Group, Inc.(1)	1,725	196,087
Killam Apartment Real Estate Investment Trust	8,745	104,031
		$631,216
France — 0.9%
IPSOS SA	4,193	$199,029
		$199,029
Germany — 1.5%
Jenoptik AG	7,352	$171,929
Sartorius AG, PFC Shares	331	73,560
Schott Pharma AG & Co. KGaA	3,414	89,930
		$335,419
Italy — 3.0%
Amplifon SpA	10,389	$267,704
BFF Bank SpA(3)	11,918	113,842
Moncler SpA	2,242	118,356
Reply SpA	1,082	171,997
		$671,899
Japan — 10.7%
Allegro MicroSystems, Inc.(1)	5,624	$122,941
As One Corp.	7,466	124,823
Asahi Intecc Co. Ltd.	5,863	95,128
BayCurrent, Inc.	6,968	234,444
Chiba Bank Ltd.	18,415	141,939
Cosmos Pharmaceutical Corp.	5,074	216,342
Goldwin, Inc.	2,485	138,665
Hoshizaki Corp.	3,626	142,571
JMDC, Inc.	4,564	113,030
Kotobuki Spirits Co. Ltd.	24,395	335,906
LaSalle Logiport REIT	130	117,389
Riken Keiki Co. Ltd.	9,440	228,182
Sanwa Holdings Corp.	5,297	146,307
Security	Shares	Value
Japan (continued)
SUMCO Corp.	14,067	$ 103,596
USS Co. Ltd.	15,092	131,005
		$ 2,392,268
Luxembourg — 0.0%(4)
APERAM SA	326	$ 8,538
		$ 8,538
Netherlands — 2.6%
BE Semiconductor Industries NV	525	$ 71,961
Euronext NV(3)	2,290	256,908
IMCD NV	1,647	244,762
		$573,631
New Zealand — 0.6%
Spark New Zealand Ltd.	77,160	$127,327
		$127,327
Singapore — 0.4%
Daiwa House Logistics Trust	187,997	$79,787
		$79,787
Sweden — 1.1%
AddTech AB, Class B	5,353	$145,858
Boliden AB	539	15,165
Thule Group AB(3)	3,081	94,812
		$255,835
Switzerland — 0.4%
Straumann Holding AG	660	$83,134
		$83,134
United Kingdom — 9.3%
Cranswick PLC	2,080	$126,671
Diploma PLC	4,453	235,907
DiscoverIE Group PLC	31,900	281,882
Games Workshop Group PLC	1,257	209,008
Greggs PLC	2,933	102,356
Hilton Food Group PLC	10,714	121,132
JTC PLC(3)	20,987	257,869
Rentokil Initial PLC ADR	4,307	109,053
Shaftesbury Capital PLC	36,389	57,137
Volution Group PLC	36,743	257,414
Wise PLC, Class A(1)	13,046	173,399
Zegona Communications PLC(1)	29,766	155,247
		$2,087,075
United States — 63.9%
A.O. Smith Corp.	2,476	$168,888
AAON, Inc.	2,569	302,320
Addus HomeCare Corp.(1)	2,334	292,567
Albany International Corp., Class A	2,950	235,911

Calvert
Global Small-Cap Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Alliant Energy Corp.	2,396	$ 141,699
American Financial Group, Inc.	1,545	211,557
AptarGroup, Inc.	2,274	357,245
Aramark	6,006	224,084
Atmus Filtration Technologies, Inc.	4,902	192,060
Avantor, Inc.(1)	8,319	175,281
AZEK Co., Inc.(1)	5,699	270,532
Badger Meter, Inc.	832	176,484
Balchem Corp.	812	132,352
Burlington Stores, Inc.(1)	664	189,280
Casey's General Stores, Inc.	197	78,057
CBIZ, Inc.(1)	5,356	438,281
CCC Intelligent Solutions Holdings, Inc.(1)	20,758	243,491
CDW Corp.	828	144,105
Chemed Corp.	421	223,046
Church & Dwight Co., Inc.	1,464	153,295
Clearwater Analytics Holdings, Inc., Class A(1)	4,023	110,713
CMS Energy Corp.	1,979	131,900
Commerce Bancshares, Inc.	6,987	435,360
Cooper Cos., Inc.(1)	2,140	196,730
Core & Main, Inc., Class A(1)	7,074	360,137
CubeSmart	2,827	121,137
Dayforce, Inc.(1)(2)	1,959	142,302
Diodes, Inc.(1)	2,303	142,026
Domino's Pizza, Inc.	442	185,534
Donaldson Co., Inc.	2,572	173,224
Dorman Products, Inc.(1)	2,693	348,878
EastGroup Properties, Inc.	1,697	272,352
Equity LifeStyle Properties, Inc.	4,995	332,667
ESCO Technologies, Inc.	1,480	197,151
Euronet Worldwide, Inc.(1)	913	93,893
First American Financial Corp.	2,233	139,429
First Financial Bankshares, Inc.	7,695	277,405
Franklin Electric Co., Inc.	1,982	193,146
Graco, Inc.	2,943	248,065
Group 1 Automotive, Inc.	347	146,254
Herc Holdings, Inc.	598	113,219
Hexcel Corp.	1,991	124,836
John Wiley & Sons, Inc., Class A	1,707	74,613
Kinsale Capital Group, Inc.	322	149,772
Lancaster Colony Corp.	437	75,662
Landstar System, Inc.	1,252	215,169
LKQ Corp.	2,716	99,813
LPL Financial Holdings, Inc.	819	267,412
Meritage Homes Corp.	454	69,834
Middleby Corp.(1)	1,648	223,222
nCino, Inc.(1)	2,739	91,976
Neogen Corp.(1)	4,626	56,160
Neurocrine Biosciences, Inc.(1)	1,616	220,584
Nordson Corp.	679	142,074
NVR, Inc.(1)	19	155,399
Security	Shares	Value
United States (continued)
Performance Food Group Co.(1)	3,197	$ 270,306
Progress Software Corp.	1,135	73,945
Quaker Chemical Corp.	1,308	184,114
Rexford Industrial Realty, Inc.	4,916	190,053
RH(1)	260	102,333
Ryan Specialty Holdings, Inc.	2,458	157,705
Selective Insurance Group, Inc.	2,919	272,985
SouthState Corp.	2,995	297,943
SPS Commerce, Inc.(1)	695	127,873
Teleflex, Inc.	656	116,755
Teradyne, Inc.	748	94,188
Texas Roadhouse, Inc.	438	79,028
Tradeweb Markets, Inc., Class A	2,706	354,270
Tyler Technologies, Inc.(1)	283	163,189
Universal Display Corp.	480	70,176
W.R. Berkley Corp.	3,754	219,684
White Mountains Insurance Group Ltd.	164	318,990
Woodward, Inc.	1,097	182,563
Wyndham Hotels & Resorts, Inc.	3,381	340,771
		$14,295,454
Total Common Stocks (identified cost $17,609,151)		$22,366,946

Short-Term Investments — 0.3%

Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.43%(5)	79,099	$ 79,099
Total Short-Term Investments (identified cost $79,099)		$ 79,099

Total Investments — 100.3% (identified cost $17,688,250)	$22,446,045
Other Assets, Less Liabilities — (0.3)%	$ (72,715)
Net Assets — 100.0%	$22,373,330

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at December 31, 2024. The aggregate market value of securities on loan at December 31, 2024 was $281,935 and the total market value of the collateral received by the Fund was $293,001, comprised of U.S. government and/or agencies securities.

Calvert
Global Small-Cap Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $723,431 or 3.2% of the Fund's net assets.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of December 31, 2024.
At December 31, 2024, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	26.2%
Financials	19.6
Consumer Discretionary	12.2
Information Technology	11.8
Health Care	9.5
Real Estate	6.2
Consumer Staples	6.2
Materials	3.8
Communication Services	3.3
Utilities	1.2
Total	100.0%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at December 31, 2024.
Affiliated Investments
At December 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $79,099, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended December 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$300,524	$1,777,549	$(1,998,974)	$ —	$ —	$79,099	$2,951	79,099

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Calvert
Global Small-Cap Equity Fund
December 31, 2024
Schedule of Investments (Unaudited) — continued

Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2024, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$ —	$515,083	$ —	$515,083
Belgium	—	111,251	—	111,251
Canada	631,216	—	—	631,216
France	—	199,029	—	199,029
Germany	—	335,419	—	335,419
Italy	—	671,899	—	671,899
Japan	122,941	2,269,327	—	2,392,268
Luxembourg	—	8,538	—	8,538
Netherlands	—	573,631	—	573,631
New Zealand	—	127,327	—	127,327
Singapore	—	79,787	—	79,787
Sweden	—	255,835	—	255,835
Switzerland	—	83,134	—	83,134
United Kingdom	109,053	1,978,022	—	2,087,075
United States	14,295,454	—	—	14,295,454
Total Common Stocks	$15,158,664	$7,208,282(1)	$ —	$22,366,946
Short-Term Investments	$79,099	$ —	$ —	$79,099
Total Investments	$15,237,763	$7,208,282	$ —	$22,446,045

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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